Leases	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
Disclosure of leases [text block]
10. Leases

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2018	Dec 31, 2017
Less than 1 year	30,641	6,680
1 - 3 years	50,024	10,207
4 - 5 years	34,313	4,665
After 5 years	42,739	3,351
Total lease payments	157,717	24,903
Amounts representing interest	(24,583)	(3,526)
Present value of net lease payments	133,134	21,377
Current portion of lease obligations	(24,945)	(5,570)
Non-current portion of lease obligations	108,189	15,807

The significant increase in total lease payments as at December 31, 2018 compared to December 31, 2017 primarily relates to the adoption of IFRS 16 effective January 1, 2018 and lease obligations assumed on acquisitions. Please refer to Note 3 (Changes to accounting pronouncements), Note 5 (Business combinations), and Note 6 (Capital assets) for additional information.

For the year ended December 31, 2018, interest expense of $7.2 million and total cash outflow of $28.0 million were recognized relating to lease obligations.